SCHEDULE OF CONSOLIDATED COMPANIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2023 USD ($)
Paid in capital	$ 607,200	$ 607,200		$ 500,000
Tian'an Technology Group Ltd [Member]
Date of Incorporation	Apr. 08, 2021	Apr. 08, 2021
Domicile of Incorporation	British Virgin Islands	British Virgin Islands
Paid in capital	$ 0	$ 0
Percentage of effective ownership	62.05%	89.00%	62.05%
Percent principal activities	Investment holding	Investment holding
Tian’an Technology Group (HK) Limited [Member]
Date of Incorporation	Oct. 27, 2021
Domicile of Incorporation	Hong Kong
Paid in capital	$ 0
Percentage of effective ownership	100.00%		100.00%
Percent principal activities	Investment holding
Shanghai Qige Power Technology Co., Ltd. [Member]
Date of Incorporation	Aug. 10, 2016	Aug. 10, 2016
Domicile of Incorporation	PRC	the PRC
Paid in capital		$ 0	¥ 0
Percentage of effective ownership	100.00%	100.00%	100.00%
Percent principal activities	Production and distribution of power drive product systems and retail healthcare products	Production and distribution of power drive product systems and retail healthcare products
Henan Qige Power Artificial Intelligence Technology Co., Ltd. [Member]
Date of Incorporation	Sep. 25, 2024	Sep. 25, 2024
Domicile of Incorporation	PRC	the PRC
Paid in capital		$ 100,000	¥ 100,000
Percentage of effective ownership	100.00%	100.00%	100.00%
Percent principal activities	Artificial intelligence software development and healthcare services	Artificial intelligence software development and healthcare services
Yunke Jingrong Information Technology Co., Ltd. [Member]
Date of Incorporation		Oct. 27, 2021
Domicile of Incorporation		the PRC
Paid in capital		$ 0
Percentage of effective ownership		100.00%
Percent principal activities		Investment holding